Report for the Calendar Year or Quarter Ended:	December 31, 2012
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 8, 2013

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$316,304
List of Other Managers Included:		NONE
















ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
ABBOTT LABS
COM
002824100
226
3450
3450
3450
D
APPLE
COM
037833100
5970
11218
11218
11218
D
AT&T
COM
00206R102
219
6491
6491
6491
D
BOEING
COM
097023105
268
3550
3550
3550
D
CERNER CORPORATION
COM
156782104
6265
80828
80828
80828
D
CHEVRON-TEXACO CORP
COM
166764100
433
4000
4000
4000
D
CHUBB CORPORATION
COM
171232101
9507
126227
126227
126227
D
CONOCOPHILLIPS
COM
20825C104
11189
192944
192944
192944
D
DIAGEO PLC
COM
25243Q205
6778
58144
58144
58144
D
DISNEY (THE WALT) CO.
COM
254687106
10821
217323
217323
217323
D
EBAY
COM
278642103
12663
248304
248304
248304
D
EXPEDITORS INTERNATIONAL
COM
302130109
11889
300618
300618
300618
D
EXPRESS SCRIPTS
COM
30219G108
10879
201470
201470
201470
D
EXXON MOBIL CORP
COM
30231G102
11601
134039
134039
134039
D
GOOGLE, INC.
COM
38259P508
12903
18240
18240
18240
D
HEINZ HJ CO
COM
423074103
12692
220047
220047
220047
D
ILLINOIS TOOL WORKS INC
COM
452308109
6410
105416
105416
105416
D
INT'L BUSINESS MACHINES
COM
459200101
220
1150
1150
1150
D
IROBOT CORPORATION
COM
462726100
3143
167705
167705
167705
D
JOHNSON & JOHNSON
COM
478160104
13477
192258
192258
192258
D
MCDONALD'S CORP
COM
580135101
13841
156905
156905
156905
D
MEDTRONIC INC
COM
585055106
7298
177902
177902
177902
D
MERCK & CO.
COM
58933Y105
296
7222
7222
7222
D
NATIONAL OILWELL VARCO
COM
637071101
10753
157324
157324
157324
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
224
4350
4350
4350
D
NOVARTIS AG
COM
66987V109
13297
210066
210066
210066
D
OMNICOM GROUP
COM
681919106
9252
185182
185182
185182
D
ORACLE CORPORATION
COM
68389X105
9913
297500
297500
297500
D
PAYCHEX, INC.
COM
704326107
9143
293988
293988
293988
D
PEPSICO
COM
713448108
13291
194234
194234
194234
D
PFIZER INC
COM
717081103
748
29812
29812
29812
D
PROCTER & GAMBLE
COM
742718109
13451
198124
198124
198124
D
ROCKWELL AUTOMATION INC.
COM
773903109
7620
90725
90725
90725
D
S&P BIOTECH INDEX
COM
78464A870
6239
70966
70966
70966
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
316
2216
2216
2216
D
STATE STREET CORP
COM
857477103
11721
249326
249326
249326
D
STRYKER
COM
863667101
10930
199375
199375
199375
D
THERMO FISHER SCIENTIFIC
COM
883556102
9992
156670
156670
156670
D
UNITED TECHNOLOGIES CORP
COM
913017109
9814
119665
119665
119665
D
US BANCORP
COM
902973304
368
11521
11521
11521
D
VANGUARD STAR FD #56
COM
921909107
723
34771
34771
34771
D
3M COMPANY
COM
88579Y101
9413
101378
101378
101378
S
REPORT SUMMARY
44
RECORDS
316304
0
OTHER MANAGERS